Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Account activity related to closed facilities
Balance at beginning of fiscal year	$ 5	$ 7	$ 7
Additions charged to costs and expenses	7		4
Payment of rental obligations and other	(3)	(2)	(4)
Balance at end of fiscal year	9	5	7
Revenue Recognition
Deferral period of customer framing revenue	13 days	13 days	13 days
Deferred framing revenue	10	10
Sales returns reserve	3	3
Increase in deferred revenue associated with outstanding gift cards	4
Deferred revenue associated with outstanding gift cards	30	26
Revenue recognized from gift card breakage	1	3	2
Selling, General, and Administrative Costs
Advertising expenses	183	172	167
Income Taxes
Valuation allowance recorded against deferred tax assets	14	15
Buildings
Property and equipment
Estimated useful lives of assets	30 years
Leasehold improvements
Property and equipment
Estimated useful lives of assets	10 years
Fixtures and equipment
Property and equipment
Estimated useful lives of assets	8 years
Computer equipment
Property and equipment
Estimated useful lives of assets	5 years
Capitalized Software Costs
Property and equipment
Estimated useful lives of assets	5 years
Unamortized capitalized software costs	74	46
Amortization of capitalized software costs	$ 30	$ 14	$ 22